American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2023

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Principal Amount/Shares ($)	Value ($)
MUNICIPAL SECURITIES — 97.7%
Alabama — 0.9%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	3,075,000	3,047,152
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,056,454
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,127,399
		6,231,005
Alaska — 0.1%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	500,000	477,629
Arizona — 6.1%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,543,680
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,505,408
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,016,081
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(6)	7,000,000	4,550,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(6)	1,400,000	910,000
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,878,741
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,216,152
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/23, Prerefunded at 100% of Par(1)	1,000,000	1,008,846
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	4,226,739
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	834,020
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,380,614
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,372,537
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,039,682
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	458,723
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,001,718
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	703,891
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,309,237
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,217,431
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	884,993
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	97,000	95,382
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	91,000	88,343
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	967,743
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	677,053
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	3,604,102
		41,491,116
Arkansas — 0.3%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52(1)	2,000,000	1,971,129
California — 4.0%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	335,398
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	195,000	196,755
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	8,000,000	1,515,832
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	1,000,000	166,888
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	700,816
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	2,500,000	2,395,186
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	502,126
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	478,993

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	918,711
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,070,500
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,528,810
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,882,229
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,191,652
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,267,345
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	669,430
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,168,118
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	535,302
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(3)	9,750,000	969,163
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,140,237
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	2,586,813
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(3)	3,500,000	1,064,051
Sunnyvale Special Tax, 7.75%, 8/1/32	1,410,000	1,414,517
		27,698,872
Colorado — 3.9%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	414,276
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	510,445
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,126,059
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	841,862
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/23, Prerefunded at 100% of Par	1,000,000	1,010,940
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	835,619
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,027,108
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	919,261
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 2.50%, 3/1/23 (LOC: TD Bank N.A.)	700,000	700,000
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	2,500,000	2,598,869
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	421,502
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), 5.00%, 5/15/32	1,000,000	1,174,739
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	447,000	437,781
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,249,583
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,800,000	1,812,004
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,001,561
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,085,717
One Horse Business Improvement District Rev., 6.00%, 6/1/24	440,000	440,241
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	487,338
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	924,008
State of Colorado COP, 6.00%, 12/15/38	810,000	977,975
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,607,299
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,533,790
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,204,455
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	291,874
		26,634,306
Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,401,839
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,735,000
		5,136,839
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	2,998,000	2,841,283
District of Columbia — 0.8%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(3)	15,000,000	2,818,503
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,774,357
		5,592,860

Florida — 5.8%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	241,472
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	940,621
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,860,000	4,386,271
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/35	1,850,000	1,830,752
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	1,751,155
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	718,683
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	749,460
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,014,267
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,285,423
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	961,559
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	730,825
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	1,886,727
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	2,000,000	2,088,696
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,555,000	2,578,773
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	4,650,000	4,318,829
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,533,084
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	370,000	370,663
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,855,000	1,743,830
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,515,000	2,165,727
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,925,000	1,447,955
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,205,000	1,476,236
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	3,000,000	2,943,454
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,812,187
		39,976,649
Georgia — 3.9%
Atlanta Department of Aviation Rev., 5.00%, 7/1/47	2,000,000	2,075,788
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,150,000	1,104,456
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,397,738
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	991,879
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,155,434
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,875,000	2,059,898
Main Street Natural Gas Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	2,000,000	2,114,913
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,271,392
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	4,555,000	4,734,339
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,448,483
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,402,406
		26,756,726
Idaho — 0.7%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,024,062
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,794,129
		4,818,191
Illinois — 6.8%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,296,791
Chicago GO, 5.00%, 1/1/28	2,000,000	2,060,364
Chicago GO, 5.00%, 1/1/29	2,000,000	2,068,279
Chicago GO, 5.625%, 1/1/29	2,500,000	2,612,316
Chicago GO, 5.50%, 1/1/39	2,000,000	2,024,810
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,604,207
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,399,049
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,049,838
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,202,841
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,059,980
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,415,426

Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,408,876
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,053,661
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,726,191
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/45	1,790,000	1,899,613
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,155,282
State of Illinois GO, 5.00%, 10/1/33	900,000	937,922
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,003,906
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,013,273
State of Illinois GO, 5.50%, 5/1/39	985,000	1,047,141
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,545,239
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,676,925
		46,261,930
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	3,613,610
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,720,000	1,684,017
		5,297,627
Kansas — 0.3%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,276,209
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	693,058
		1,969,267
Kentucky — 1.9%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,356,781
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,505,766
Kentucky State University COP, 4.00%, 11/1/56 (BAM)	500,000	440,631
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,677,516
		12,980,694
Louisiana — 0.6%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,651,631
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,345,992
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,027,392
		4,025,015
Maryland — 1.8%
Baltimore Rev., 5.00%, 6/1/51	1,200,000	1,129,255
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,488,871
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,458,137
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,019,658
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,043,166
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,714,606
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,368,680
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	1,938,040
		12,160,413
Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	3,500,000	3,767,416
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,167,857
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	888,461
Massachusetts Port Authority Rev., 5.00%, 7/1/37	2,000,000	2,154,380
Massachusetts Port Authority Rev., 5.00%, 7/1/41	1,200,000	1,267,029
		10,245,143
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,439,448
Detroit GO, 5.50%, 4/1/45	1,540,000	1,559,928
Detroit GO, 5.00%, 4/1/46	2,000,000	1,889,079
Detroit GO, 5.00%, 4/1/50	2,250,000	2,079,727

Detroit GO, 5.50%, 4/1/50	1,820,000	1,835,130
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,069,695
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	1,877,891
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	1,580,000	1,489,247
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	405,000	409,376
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(3)	1,500,000	140,755
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)	2,105,000	2,186,123
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	4,395,000	4,231,344
		22,207,743
Minnesota — 0.6%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	3,350,321
Minneapolis MN/St. Paul Housing & Redevelopment Authority Rev., (Allina Health Obligated Group), VRDN, 2.45%, 3/1/23 (LOC: JPMorgan Chase Bank N.A.)	875,000	875,000
		4,225,321
Mississippi — 0.1%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.55%, 3/1/23 (GA: Chevron Corp.)	800,000	800,000
Missouri — 1.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	864,004
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	839,863
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	1,856,442
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,421,012
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,085,179
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	968,379
		12,034,879
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	4,000,000	4,021,703
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	5,000,000	5,152,673
		9,174,376
Nevada — 2.5%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,235,000	1,248,011
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	320,000	322,736
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	585,000	588,773
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	140,000	141,294
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	920,000	923,803
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	820,000	681,092
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	336,837
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	987,837
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,297,713
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	575,000	545,421
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	705,000	661,175
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	575,000	531,827
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	950,000	855,863
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	7,500,000	930,626
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	13,000,000	1,280,636
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	2,695,517
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,786,883
		16,816,044
New Jersey — 3.9%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,113,055
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,634,421
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,012,817

New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	655,144
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/52	2,300,000	2,379,334
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	4,916,420
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	458,041
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,222,443
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,133,293
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 6/15/50	1,000,000	1,074,568
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,067,382
		26,666,918
New Mexico — 0.7%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	482,065
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	420,710
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,080,761
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	874,293
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,275,676
		5,133,505
New York — 10.3%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,506,281
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	619,481
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	484,604
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	915,896
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	902,148
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,287,717
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,122,128
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,302,894
New York City GO, 5.25%, 5/1/42	1,000,000	1,110,543
New York City GO, 5.00%, 4/1/43	7,040,000	7,438,867
New York City GO, 5.25%, 5/1/43	1,000,000	1,108,521
New York City GO, 4.00%, 9/1/46	1,240,000	1,175,283
New York City GO, VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	500,000	500,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,000,256
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,617,054
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	1,500,000	1,755,279
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/36	1,500,000	1,704,772
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,166,668
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	925,945
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,339,779
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,006,761
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,366,263
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,669,200
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	4,093,396
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	2,000,000	1,642,034
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	2,000,000	1,842,747
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,586,338
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	1,617,704
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	297,749
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	573,340
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	410,742
		70,190,390
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	560,000	526,842
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	985,284

North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,592,530
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,348,207
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,399,710
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23, Prerefunded at 103% of Par	280,000	290,814
		7,143,387
Ohio — 4.8%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,600,000	16,006,140
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(3)	15,000,000	1,745,784
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,416,406
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,524,271
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,890,000	4,667,000
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,297,996
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,249,028
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	961,516
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,795,117
		32,663,258
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	231,457
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	886,933
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,331,161
		2,449,551
Pennsylvania — 3.8%
Allegheny County Airport Authority Rev., 5.00%, 1/1/28	1,980,000	2,085,425
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	2,018,216
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,083,887
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	462,000	445,900
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	887,000	815,498
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,524,823
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	943,220
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	931,144
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/25, Prerefunded at 100% of Par	1,250,000	1,294,519
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	1,600,000	1,705,337
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	1,600,000	1,618,483
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	737,516
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par	1,500,000	1,524,249
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,552,937
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	215,000	210,062
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,819,031
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	921,751
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,597,160
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	947,894
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	934,830
		25,711,882
Puerto Rico — 2.1%
Puerto Rico GO, 5.25%, 7/1/23	206,792	207,393
Puerto Rico GO, 5.375%, 7/1/25	412,437	418,759
Puerto Rico GO, 5.625%, 7/1/27	3,658,702	3,779,528
Puerto Rico GO, 5.625%, 7/1/29	402,071	419,520
Puerto Rico GO, 5.75%, 7/1/31	390,528	411,070
Puerto Rico GO, 4.00%, 7/1/33	370,323	331,834

Puerto Rico GO, 4.00%, 7/1/35	332,871	291,562
Puerto Rico GO, 4.00%, 7/1/37	285,691	244,327
Puerto Rico GO, 4.00%, 7/1/41	388,431	320,870
Puerto Rico GO, 4.00%, 7/1/46	403,963	321,677
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(3)	123,821	116,218
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(3)	476,571	271,537
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,753,388	756,148
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,271,756
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,689,146
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(3)	5,000,000	1,281,400
		14,132,745
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	1,959,244
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	973,943
		2,933,187
South Carolina — 0.9%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,204,695
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/52	2,500,000	2,728,767
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,058,103
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	526,609
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	839,110
		6,357,284
Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,700,000	1,330,529
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	900,000	956,780
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	505,111
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,033,040
		3,825,460
Texas — 8.2%
Austin Airport System Rev., 5.00%, 11/15/35	1,500,000	1,622,640
Austin Airport System Rev., 5.00%, 11/15/36	2,000,000	2,144,411
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	931,342
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,801,950
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,006,808
El Paso Water & Sewer Rev., 4.00%, 3/1/39	3,000,000	2,977,667
Fort Bend Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	2,000,000	2,049,148
Fort Bend Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,750,000	1,780,260
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,577,803
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,499,851
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,443,658
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par	1,615,000	1,703,008
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par	1,850,000	1,950,814
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(4)	1,505,000	1,556,661
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(4)	1,000,000	1,054,494
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par	570,000	612,750
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par	1,120,000	1,204,000

New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	1,260,000	1,354,500
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par	2,750,000	2,956,250
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(4)	290,000	299,659
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(4)	390,000	410,666
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par	1,000,000	1,052,990
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par	1,300,000	1,368,887
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,834,937
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	844,069
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	821,101
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	908,830
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,364,235
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	4,728,245
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/27	420,000	456,634
		56,318,268
Utah — 0.5%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,565,526
Virginia — 2.4%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	981,143
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,034,822
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,690,771
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	3,330,000	3,226,018
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	930,000	867,714
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	439,999
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,872,478
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	1,981,742
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,143,569
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	933,399
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	931,902
		16,103,557
Washington — 4.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,500,000	2,950,696
Port of Seattle Rev., 5.00%, 8/1/47	3,530,000	3,651,108
Port of Seattle Rev., 5.50%, 8/1/47	2,370,000	2,550,636
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,222,186
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,322,831
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	550,000	522,602
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	678,071
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,403,752
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	6,222,964
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49, Prerefunded at 100% of Par(1)	2,000,000	2,065,672
		29,590,518
Wisconsin — 2.6%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	861,690
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,134,087
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,569,616
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	894,001

Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	611,854
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	860,304
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,155,177
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	1,260,000	1,252,391
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	460,995
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	396,227
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	905,341
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,232,789
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	806,865
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	826,191
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,130,669
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	862,898
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	1,555,328
		17,516,423
TOTAL MUNICIPAL SECURITIES (Cost $717,807,946)		668,126,916
AFFILIATED FUNDS — 1.2%
American Century Diversified Municipal Bond ETF(5) (Cost $8,730,427)	169,300	8,354,955
SHORT-TERM INVESTMENTS†
Money Market Funds†
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $32,031)	32,037	32,037
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $726,570,404)		676,513,908
OTHER ASSETS AND LIABILITIES — 1.1%		7,759,822
TOTAL NET ASSETS — 100.0%		$684,273,730

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	309	June 2023	$34,501,781	$6,039
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
PSF-GTD	–	Permanent School Fund Guaranteed
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $147,253,314, which represented 21.5% of total net assets.
(2)Security is in default.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(6)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$668,126,916	—
Affiliated Funds	$8,354,955	—	—
Short-Term Investments	32,037	—	—
	$8,386,992	$668,126,916	—
Other Financial Instruments
Futures Contracts	$6,039	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 28, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$8,600	—	—	$(245)	$8,355	169	—	$144
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.